Commitments and Contingencies - Other (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2017 USD ($)	Aug. 31, 2017 lawsuit	Jun. 30, 2017 lawsuit	Nov. 30, 2013 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Other commitment
Aggregate principal amount of notes issued					$ 900,000,000	$ 153,092,000
Total					1,265,856,000
Less than One Year					322,325,000
One to Three Years					22,500,000
Three to Five Years					921,031,000
Number of putative securities class actions filed in United States District Court for the District of New Jersey | lawsuit		2	2
Accrued contingency losses					$ 0
Number of other claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow | item					0
Equity investments
Other commitment
Total					$ 63,404,000
Less than One Year					63,404,000
2018 Notes
Other commitment
Aggregate principal amount of notes issued				$ 800,000,000	$ 153,000,000	$ 153,092,000
Coupon rate of the convertible notes (as a percent)				1.00%	1.00%
2018 Notes | Future maximum commitment in connection with issuance of debt
Other commitment
Total					$ 154,623,000
Less than One Year					154,623,000
2022 Notes
Other commitment
Aggregate principal amount of notes issued	$ 900,000,000				$ 900,000,000
Coupon rate of the convertible notes (as a percent)	1.25%				1.25%
2022 Notes | Future maximum commitment in connection with issuance of debt
Other commitment
Total					$ 956,750,000
Less than One Year					13,219,000
One to Three Years					22,500,000
Three to Five Years					921,031,000
Short-term bank loans | Future maximum commitment in connection with issuance of debt
Other commitment
Total					91,079,000
Less than One Year					$ 91,079,000